Share-Based Payments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based payments expense	$ 3,239,727	$ 76,224	$ 3,360,917	$ 147,652
Employees and directors share-based payments
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based payments expense					$ 1,305,829	$ 319,718